UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549

                       FORM 13F
                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2000

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     FORTIS FUNDING PARTNERS I LP
Address:  One Chase Manhattan Plaza
          New York, NY 10005

13F File Number:    (to be assigned by SEC)

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name:     SCOTT R. PLUMMER
Title:   VICE PRESIDENT, ASSOCIATE GENERAL COUNSEL, &
ASSISTANT      SECRETARY, FORTIS ADVISERS, INC.
Phone: (651) 738-5602

Signature, Place, and Date of Signing:

/S/ SCOTT R. PLUMMER     WOODBURY, MN   MAY 1, 2000
    [Signature]          [City, State]  [Date]

Report Type (Check only one.):

[  ]        13F HOLDINGS REPORT.   (Check here if all holdings of
this reporting manager are reported in this report.)

[x]        13F NOTICE.  (Check here if no holdings reported are
in this report, and all holdings are reported by other reporting manager(s).)

[  ]        13F COMBINATION REPORT.    (Check here if a portion
of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Fortis Advisers, Inc. (13F File No. 28-1542) is a wholly-owned subsidiary of Fortis, Inc. (13F File No. 28-5174). Fortis Inc. is a wholly-owned subsidiary of Fortis Insurance N.V., Fortis Funding Company B.V., Fortis (US) Funding Partners I LP, and Fortis (US) Funding Partners II LP. Fortis Insurance N.V. is a wholly-owned subsidiary of Fortis Bank N.V. and Fortis N.V. (formerly known as AMEV/VSB 1990 N.V. - 13F File No. 28-5190). Fortis Bank N.V. is a wholly-owned subsidiary of Fortis SA/NV. Fortis SA/NV and Fortis N.V. are wholly-owned subsidiaries of Fortis (B) (13F File No. 28-5182) and Fortis (NL) (13F File No. 28-5184).

Due to changes in our organizational structure, Fortis Advisers, Inc. is no longer an indirectly owned subsidiary of Fortis International, N.V. (13F File No. 28-5186), Sycamore Insurance Holding, N.V. (13F File No. 28-5188), and AG 1990 (Nederland) B.V. (13F File No. 28-5192).